Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	2 years 3 months 18 days	2 years 8 months 12 days
Gross Carrying Value	$ 1,104	$ 1,184
Accumulated Amortization	(862)	(658)
Net Carrying Value	$ 242	$ 526
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	1 year 2 months 12 days	2 years 1 month 6 days
Gross Carrying Value	$ 1,081	$ 1,161
Accumulated Amortization	(862)	(658)
Net Carrying Value	$ 219	$ 503
Trademarks and Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (Years)	13 years 2 months 12 days	14 years 2 months 12 days
Gross Carrying Value	$ 23	$ 23
Accumulated Amortization
Net Carrying Value	$ 23	$ 23